Intangible Assets (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Intangible Assets (Textual)
Amortization expense included in cost of revenues	$ 392,697	$ 389,474	$ 513,450	$ 445,874
Minimum [Member]
Intangible Assets (Textual)
Intangible assets are amortized, Useful life	10 years		10 years
Maximum [Member]
Intangible Assets (Textual)
Intangible assets are amortized, Useful life	12 years		12 years